Closed Block - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Closed Block liabilities and assets designated to the Closed Block
Closed Block liabilities: Policyholder dividend obligation	$ 0.0	$ 210.7
Closed Block liabilities
Closed Block liabilities: Future policy benefits and claims	3,128.1	3,286.0
Closed Block liabilities: Other policyholder funds	5.1	5.3
Closed Block liabilities: Policyholder dividends payable	168.2	176.6
Closed Block liabilities: Policyholder dividend obligation	0.0	210.7
Closed Block liabilities: Other liabilities	24.9	8.8
Total Closed Block liabilities	3,326.3	3,687.4
Assets designated to the Closed Block
Closed Block assets: Fixed maturities, available-for-sale	1,690.2	2,191.6
Closed Block assets: Fixed maturities, trading	2.0	2.4
Closed Block assets: Equity securities	0.8	1.0
Closed Block assets: Mortgage loans	544.9	554.9
Closed Block assets: Policy loans	407.4	425.2
Closed Block assets: Other investments	62.2	48.4
Closed Block assets: Total investments	2,707.5	3,223.5
Closed Block assets: Cash and cash equivalents	62.0	19.7
Closed Block assets: Accrued investment income	30.3	32.6
Closed Block assets: Reinsurance recoverable and deposit receivable	3.9	5.1
Closed Block assets: Premiums due and other receivables	4.1	3.3
Closed Block assets: Deferred tax asset	62.0	24.6
Closed Block assets: Other assets	0.1
Total assets designated to the Closed Block	2,869.9	3,308.8
Excess of Closed Block liabilities over assets designated to the Closed Block	456.4	378.6
Amounts included in accumulated other comprehensive income (loss)	(111.9)	0.6
Maximum future earnings to be recognized from Closed Block assets and liabilities	$ 344.5	$ 379.2	$ 393.5	$ 426.9